Related Party Transactions (Details) - Schedule of Major Related Parties Transaction	12 Months Ended
Dec. 31, 2023
Schedule of Major Related Paries Transaction [Abstract]
Name of related parties	Shengda Group
Relationship with the Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer